Premises and Equipment - Summary of Premises and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Premises and equipment gross		$ 34,214	$ 19,122
Less accumulated depreciation		6,654	2,941
Premises and equipment net	$ 27,554	27,560	16,181
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment gross		11,389	3,205
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment gross		12,525	6,500
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment gross		5,854	2,904
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment gross		3,045	2,377
Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment gross		1,348	$ 4,136
Automobile [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment gross		$ 53